Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: February 12, 2024

Payment Date	2/15/2024
Collection Period Start	1/1/2024
Collection Period End	1/31/2024
Interest Period Start	1/16/2024
Interest Period End	2/14/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$172,309,784.71	$33,525,325.15	$138,784,459.56	0.236511	Sep-25
Class A-2b Notes	$37,116,490.75	$7,221,542.44	$29,894,948.31	0.236511	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,058,336,275.46	$40,746,867.59	$1,017,589,407.87

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,149,637,991.77	$1,105,101,996.36	0.534728
YSOC Amount	$86,553,932.02	$82,764,804.20
Adjusted Pool Balance	$1,063,084,059.75	$1,022,337,192.16
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$172,309,784.71	3.74000%	30/360	$537,032.16
Class A-2b Notes	$37,116,490.75	5.99600%	ACT/360	$185,458.73
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,058,336,275.46			$3,368,869.14

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,149,637,991.77	$1,105,101,996.36
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,063,084,059.75	$1,022,337,192.16
Number of Receivables Outstanding	69,525	68,413
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	43	42

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,515,930.85
Principal Collections	$43,998,987.14
Liquidation Proceeds	$197,835.81
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$47,712,753.80
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$47,712,753.80

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$958,031.66	$958,031.66	$—	$—	$46,754,722.14
Interest - Class A-1 Notes	$—	$—	$—	$—	$46,754,722.14
Interest - Class A-2a Notes	$537,032.16	$537,032.16	$—	$—	$46,217,689.98
Interest - Class A-2b Notes	$185,458.73	$185,458.73	$—	$—	$46,032,231.25
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$44,105,241.25
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$43,612,903.00
First Allocation of Principal	$—	$—	$—	$—	$43,612,903.00
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$43,545,294.67
Second Allocation of Principal	$—	$—	$—	$—	$43,545,294.67
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$43,471,353.00
Third Allocation of Principal	$16,999,083.30	$16,999,083.30	$—	$—	$26,472,269.70
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,386,769.70
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,386,769.70
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,386,769.70
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,638,985.41
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,638,985.41
Remaining Funds to Certificates	$2,638,985.41	$2,638,985.41	$—	$—	$—
Total	$47,712,753.80	$47,712,753.80	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$86,553,932.02
Increase/(Decrease)	$(3,789,127.82)
Ending YSOC Amount	$82,764,804.20

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,063,084,059.75	$1,022,337,192.16
Note Balance	$1,058,336,275.46	$1,017,589,407.87
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	39	$537,008.27
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	123	$197,835.81
Monthly Net Losses (Liquidation Proceeds)			$339,172.46
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.29%
Current Collection Period			0.36%
Four-Month Average Net Loss Ratio			0.25%
Cumulative Net Losses for All Periods			$3,686,842.65
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	160	$3,072,652.34
60-89 Days Delinquent	0.10%	50	$1,142,575.31
90-119 Days Delinquent	0.03%	13	$288,887.00
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.41%	223	$4,504,114.65

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$103,468.24
Total Repossessed Inventory		11	$260,286.24

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		63	$1,431,462.31
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.11%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.83	0.08%	33	0.05%